Income Taxes - Effective Tax Rates Differed from Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes computed at the statutory federal tax rate	$ 9,988	$ 7,798	$ 8,308
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,315)	(1,293)	(1,194)
Low income housing tax credit	(1,402)	(1,186)	(903)
Cash surrender value of BOLI	(252)	(205)	(211)
Change in tax position BOLI			(353)
Other	(2)	(174)	36
Income tax expense	$ 7,017	$ 4,940	$ 5,683